NET LOSS PER SHARE - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Restricted stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of anti-dilutive shares	23,439
Restricted stock units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of anti-dilutive shares		9,128